Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Provisions for Income Taxes	Significant components of the provisions for income taxes for the years ended June, 2024, 2023 and 2022 were as follows:
	Year Ended June 30,
	2024	2023	2022
	$	$	$
Provision for Income Taxes
Current Tax Provision Hong Kong	127,471	125,802	226,148
Deferred Tax Provision Hong Kong	(5,032)	-	-
Current Tax Provision PRC	29,862	-	694,661
Over Provision of PRC Income Tax in prior year	-	(217,999)	-
Deferred Tax Provision PRC	54,643	14,895	(23,652)
Total Provision (Credit) for Income Taxes	206,944	(77,302)	897,157

Schedule of Effective Tax Rate	The following table reconciles PRC statutory rates to our effective tax rate:
	Year Ended June 30,
	2024	2023	2022
PRC Statutory rate	25%	25%	25%
Effect of different tax jurisdiction	(6)%	(7)%	(7)%
Overprovision of PRC income tax in prior year	-	(50)%	-
Non-deductible expenses	(3)%	-	-
Tax losses not recognized	(18)%	14%	-
Effective income tax rate	(2)%	(18)%	18%

Schedule of Deferred Tax	Management reviews this valuation allowance periodically and will make adjustments as warranted. A summary of the otherwise deductible (or taxable) deferred tax items is as follows:
	June 30,	June 30,
	2024	2023
	$	$
Deferred tax assets
Miscellaneous	22,239	29,899
Allowance for doubtful accounts	15,240	20,145
Allowance for inventories	92,971	119,038
Tax loss	199,144	228,130
	329,594	397,212
Less: valuation allowance	-	-
Total deferred tax assets	329,594	397,212